Changes in Accounting Policies Required by the Initial Application of IFRS 16	12 Months Ended
Dec. 31, 2021
Changes in Accounting Policies Required by the Initial Application of IFRS 16
Changes in Accounting Policies Required by the Initial Application of IFRS 16
28.	Changes in Accounting Policies Required by the Initial Application of IFRS 16

IFRS 16 was issued in January 2016, replaced IAS 17, and became effective for annual periods beginning on January 1, 2019. IFRS 16 sets out the principles for the recognition, measurement, presentation, and disclosure of leases. IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments.

There are recognition exemptions for short-term leases and leases of low-value items. Lessor accounting remains similar to the former IFRS Standard: lessors continue to classify leases as finance or operating leases.

Beginning in the first quarter of 2019, the Group adopted the guidelines of IFRS 16 by using the retrospective cumulative effect, which consists of recognizing any cumulative adjustment due to the new IFRS Standard at the date of initial adoption in consolidated assets and liabilities. Accordingly, as a lessee, the Group recognized lease liabilities as of January 1, 2019, for leases classified as operating leases through December 31, 2018, and measured these lease liabilities at the present value of the remaining lease payments, discounted using the incremental borrowing rate as of January 1, 2019. The carrying amounts of leases classified as a finance leases through December 31, 2018, became the initial carrying amounts of right-of-use assets and lease liabilities under the guidelines of IFRS 16 beginning on January 1, 2019.

The initial impact of recording lease liabilities, and the corresponding right-of-use assets in accordance with the guidelines of IFRS 16, increased the Group’s consolidated total assets and liabilities as of January 1, 2019, as described below. Also, as a result of the adoption of IFRS 16,  the Group recognizes a depreciation of rights-of-use assets for long-term lease agreements, and a finance expense for interest from related lease liabilities, instead of affecting consolidated operating costs and expenses for lease payments made, as they were recognized through December 31, 2018, under the guidelines of the former IFRS Standard.

The Company’s management has concluded the analysis and assessment of any changes to be made in the Group’s accounting policies for long-term lease agreements as a lessee, including the implementation of controls over financial reporting in the different business segments of the Group, in connection with the measurement and disclosures required by IFRS 16.

As a result of the adoption of IFRS 16, the Group recognized as right-of-use assets and lease liabilities in its consolidated statements of financial position as of December 31, 2021, December 31, 2020 and January 1, 2019, long-term lease agreements that were recognized as operating leases through December 31, 2018, as follows:

	December 31, 2021		December 31, 2020		January 1, 2019
Long-term Lease Agreements	Assets (Liabilities)		Assets (Liabilities)		Assets (Liabilities)
Right-of-use assets, net	Ps.	5,086,783	Ps.	4,392,420	Ps.	4,797,312
Lease liabilities (1)		(5,533,552)		(4,745,292)		(4,797,312)
Net effect	Ps.	(446,769)	Ps.	(352,872)	Ps.	—

(1)	Current portion of lease liabilities as of December 31, 2021, December 31, 2020 and January 1, 2019, amounted to Ps.718,501, Ps.524,458 and Ps.462,513, respectively.

Depreciation of right-of-use assets referred to in the table above and charged to income for the year ended December 31, 2021 and 2020, amounted to Ps.730,145 and Ps.670,749, respectively.

The Group also classified as right-of-use assets and lease liabilities in its consolidated statements of financial position as of December 31, 2021, December 31, 2020 and January 1, 2019, property and equipment and obligations under long-term lease agreements that were recognized as finance leases through December 31, 2018, as follows:

	December 31, 2021		December 31, 2020		January 1, 2019
Long-term Lease Agreements	Assets (Liabilities)		Assets (Liabilities)		Assets (Liabilities)
Right-of-use assets, net	Ps.	2,517,784	Ps.	2,819,745	Ps.	3,402,869
Lease liabilities (1)		(4,147,007)		(4,547,059)		(5,317,944)
Net effect	Ps.	(1,629,223)	Ps.	(1,727,314)	Ps.	(1,915,075)

(1)	Current portion of lease liabilities as of December 31, 2021, December 31, 2020 and January 1, 2019, amounted to Ps.759,881, Ps.753,296 and Ps.651,800, respectively.

Depreciation of right-of-use assets referred to in the table above and charged to income for the years ended December 31, 2021 and 2020, amounted to Ps.417,903 and Ps.426,025, respectively.

In applying IFRS 16 for the first time, the Group used the following practical expedients permitted by the standard:

●	Applying a single discount rate to a portfolio of leases with reasonably similar characteristics
●	Relying on previous assessments on whether leases are onerous as an alternative to performing an impairment review – there were no onerous contracts as of January 1, 2019
●	Accounting for operating leases with a remaining lease term of less than 12 months as of January 1, 2019 as short-term leases
●	Excluding initial direct cost for the measurement of the right-of-use asset at the date of initial application, and
●	Using hindsight in determining the lease term where the contract contains options to extend or terminate the lease

The Group also elected not to reassess whether a contract is or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the Group relied on its assessment made applying IAS 17 and IFRIC 4 Determining whether an Arrangement contains a Lease.